Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Warrants [member]
Statement [LineItems]
Warrants outstanding	5,199,177	4,479,691